GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2020
GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES
GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 17 – GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES

The guarantee commitments of the Group are less than USD 0.1m (2019: USD 0.1m) and relate to guarantee commitments to Danish Shipping Finance.

In 2020 the Group was involved in two cargo claims please refer to note 26 for further information.

The Group is involved in certain other legal proceedings and disputes. It is Management's opinion that the outcome of these proceedings and disputes will not have any material impact on the Group's financial position, results of operations and cash flows